Business Combination and Related Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATION AND RELATED AGREEMENT
2. BUSINESS COMBINATION AND RELATED AGREEMENT
On
December 8, 2022
, the Company and QTI Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), entered into a Business Combination Agreement (as amended by the First Amendment to Business Combination Agreement
dated May 3, 2023 and the Second Amendment
to Business Combination Agreement

dated September 21, 2023, collectively, the “Business Combination Agreement”) with QT Imaging, Inc., a Delaware corporation (“QT Imaging”), pursuant to which, and subject to the approval of the stockholders of the Company, Merger Sub will merge with and into QT Imaging, with QT Imaging surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). Following the closing of the Merger (the “Closing”), the Company, which will be renamed “QT Imaging Holdings, Inc.,” will be referred to as the “Combined Company.”

Subject to the terms of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of the common stock of QT Imaging, par value $
0.001 per share (the “QT Imaging Common Stock”) (excluding each share of QT Imaging Common Stock held in the treasury of QT Imaging which will be cancelled without any conversion of such shares of QT Imaging Common Stock held in the treasury and dissenting shares) will be automatically cancelled and converted into (A) the right to receive a number of shares of common stock, par value $
0.0001
per share, of the Company (the “GigCapital5 Common Stock”) calculated based on the Exchange Ratio (as defined below) and (B) the contingent right to receive a portion of additional shares of GigCapital5 Common Stock based on the performance of the Combined Company if certain requirements are achieved in accordance with the terms of the Business Combination Agreement, if, as and when payable. The “Exchange Ratio” means the quotient of (a) the Aggregate Closing Merger Consideration (as defined in the Business Combination Agreement) divided by (b) the QT Imaging Fully Diluted Capital Stock (as defined in the Business Combination Agreement). In addition, at the Effective Time, certain warrants of QT Imaging to purchase QT Imaging Common Stock will be converted into a warrant to acquire a number of shares of GigCapital5 Common Stock at an adjusted exercise price per share.
The shares of the Company common stock are currently listed on the Nasdaq Global Market (“Nasdaq”) under the symbol “GIA,” and from now until the Effective Time, the Public Units and the warrants trade at the OTC Markets Group Inc. under the symbols “GIAFU” and “GIAFW,” respectively. The Company intends to apply for listing of the common stock of the Combined Company and the warrants of the Combined Company on the Nasdaq under the symbols “QTI” and “QTI.WS,” respectively, at the Effective Time.
In connection with the execution of the Business Combination Agreement, the Company may enter into agreements with investors (the “PIPE Investors”) for the subscription for GigCapital5 Common Stock, convertible promissory notes or other securities or any combination of such securities to be subscribed for pursuant to the terms of one or more subscription agreements (all such subscription agreements, collectively (the “PIPE Subscription Agreements”) on terms and conditions mutually agreeable to the Company and QT Imaging (such agreement not to be unreasonably withheld, conditioned or delayed), provided that, unless otherwise agreed to, the aggregate gross proceeds under the PIPE Subscription Agreements will not exceed $
26,000,000 (the “PIPE Investment
Amount”).

2. BUSINESS COMBINATION AND RELATED AGREEMENT
On December 8, 2022, the Company and QTI Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), entered into a Business Combination Agreement (the “Business Combination Agreement”) with QT Imaging, Inc., a Delaware corporation (“QT Imaging”), pursuant to which, and subject to the approval of the stockholders of the Company, Merger Sub will merge with and into QT

Imaging, with QT Imaging surviving the merger as a wholly owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement and any other agreement executed and delivered in connection therewith, the “Business Combination”). Following the closing of the Merger (the “Closing”), the Company, which will be renamed “QT Imaging Holdings, Inc.”, will be referred to as the “Combined Company.”
Subject to the terms of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of the common stock of QT Imaging, par value $0.001 per share (the “QT Imaging Common Stock”) (excluding each share of QT Imaging Common Stock held in the treasury of QT Imaging which will be cancelled without any conversion of such shares of QT Imaging Common Stock held in the treasury and dissenting shares) will be automatically cancelled and converted into (A) the right to receive a number of shares of common stock, par value $0.0001 per share, of the Company (the “GigCapital5 Common Stock”) calculated based on the Exchange Ratio (as defined below) and (B) the contingent right to receive a portion of additional shares of GigCapital5 Common Stock based on the performance of the Combined Company if certain requirements are achieved in accordance with the terms of the Business Combination Agreement, if, as and when payable. The “Exchange Ratio” means the quotient of (a) the Aggregate Closing Merger Consideration (as defined in the Business Combination Agreement) divided by (b) the QT Imaging Fully Diluted Capital Stock (as defined in the Business Combination Agreement). In addition, at the Effective Time, certain warrants of QT Imaging to purchase QT Imaging Common Stock will be converted into a warrant to acquire a number of shares of GigCapital5 Common Stock at an adjusted exercise price per share.
The Public Units, shares of common stock and warrants of the Company, are currently listed on the New York Stock Exchange (the “NYSE”) under the symbols “GIA.U,” “GIA” and “GIA.WS,” respectively. We intend to apply for listing of the common stock of the Combined Company and the warrants of the Combined Company on the NYSE under the symbols “QTI” and “QTI.WS,” respectively, at the Effective Time.
In connection with the execution of the Business Combination Agreement, the Company may enter into agreements with investors (the “PIPE Investors”) for the subscription for GigCapital5 Common Stock, convertible promissory notes or other securities or any combination of such securities to be subscribed for pursuant to the terms of one or more subscription agreements (all such subscription agreements, collectively (the “PIPE Subscription Agreements”) on terms and conditions mutually agreeable to the Company and QT Imaging (such agreement not to be unreasonably withheld, conditioned or delayed), provided that, unless otherwise agreed to, the aggregate gross proceeds under the PIPE Subscription Agreements will not exceed $26,000,000 (the “PIPE Investment Amount”).